Capital and reserves - Summary of reserves and other equity interest (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	$ 90,439	$ 85,568	$ 100,708
Profit (loss) for the year	[1],[2]	(1,357)	8,487	(20,729)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		6,853	(870)	(2,187)
Cash flow hedges and costs of hedging (including reclassifications)		774	(210)	91
Share of items relating to equity-accounted entities, net of tax	[2]	402	44	312
Other		(225)	1	71
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		408	3,099	65
Costs of hedges that will subsequently be transferred to the balance sheet		(4)	1	7
Total comprehensive income	[1],[2]	6,851	10,552	(22,370)
Dividends	[1],[3]	(4,659)	(4,627)	(6,605)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	1	(10)	6
Issued capital, ordinary shares	[1]	820
Repurchase of ordinary share capital	[1]	(10,493)	(3,151)	(776)
Share-based payments, net of tax	[1]	847	632	726
Share of equity-accounted entities’ changes in equity, net of tax	[1]	0	556	1,341
Issue of perpetual hybrid bonds	[1]	370	924	11,861
Payments on issue of perpetual hybrid bonds	[1]	(529)	(499)	(89)
Tax on issue of perpetual hybrid bonds	[1]	0	0	3
Transactions involving non-controlling interests, net of tax	[1]	(657)	494	763
Equity outstanding, end of period	[1]	82,990	90,439	85,568
Proceeds from disposals of fixed assets		709	1,145	491
Rosnefta
Items that will not be reclassified to profit or loss
Total comprehensive income			2,706	107
UK
Items that will not be reclassified to profit or loss
Proceeds from disposals of fixed assets				500
NEW ZEALAND
Items that will not be reclassified to profit or loss
Proceeds from disposals of fixed assets				200
Share Capital And Capital Reserve [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	46,871	46,701	46,525
Items that will not be reclassified to profit or loss
Dividends		0	0	0
Issued capital, ordinary shares	[1]	820
Repurchase of ordinary share capital		0	0	0
Share-based payments, net of tax	[1]	182	170	176
Equity outstanding, end of period	[1]	47,873	46,871	46,701
Issued capital [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		5,215	5,383	5,404
Items that will not be reclassified to profit or loss
Dividends		0	0	0
Issued capital, ordinary shares		41
Repurchase of ordinary share capital		(475)	(177)	(30)
Share-based payments, net of tax		14	9	9
Equity outstanding, end of period		4,795	5,215	5,383
Share premium [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		12,745	12,584	12,417
Items that will not be reclassified to profit or loss
Dividends		0	0	0
Issued capital, ordinary shares		779
Share-based payments, net of tax		168	161	167
Equity outstanding, end of period		13,692	12,745	12,584
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		1,705	1,528	1,498
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital		475	177	30
Equity outstanding, end of period		2,180	1,705	1,528
Merger reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		27,206	27,206	27,206
Items that will not be reclassified to profit or loss
Equity outstanding, end of period		27,206	27,206	27,206
Treasury shares [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(12,624)	(13,224)	(14,412)
Items that will not be reclassified to profit or loss
Share-based payments, net of tax	[1]	471	600	1,188
Equity outstanding, end of period	[1]	(12,153)	(12,624)	(13,224)
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(9,572)	(8,719)	(6,495)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		6,914	(846)	(2,224)
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	6,914	(846)	(2,224)
Payments on issue of perpetual hybrid bonds	[1]	15	(7)
Equity outstanding, end of period	[1]	(2,643)	(9,572)	(8,719)
Reserve of exchange differences on translation [member] | Rosnefta
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		10,372
Reserve of cash flow hedges [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(851)	(708)	(752)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		671	(134)	31
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		(4)	1	7
Total comprehensive income		667	(133)	38
Cash flow hedges transferred to the balance sheet, net of tax		1	(10)	6
Equity outstanding, end of period		(183)	(851)	(708)
Reserve of cash flow hedges [member] | Rosnefta
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		651
Items that will not be reclassified to profit or loss
Equity outstanding, end of period			651
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(176)	(100)	(160)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		103	(76)	60
Items that will not be reclassified to profit or loss
Total comprehensive income		103	(76)	60
Equity outstanding, end of period		(73)	(176)	(100)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(1,027)	(808)	(912)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		774	(210)	91
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		(4)	1	7
Total comprehensive income	[1]	770	(209)	98
Cash flow hedges transferred to the balance sheet, net of tax	[1]	1	(10)	6
Equity outstanding, end of period	[1]	(256)	(1,027)	(808)
Retained earnings [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	51,815	47,300	73,706
Profit (loss) for the year	[1]	(2,487)	7,565	(20,305)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a				0
Share of items relating to equity-accounted entities, net of tax		402	44	312
Other		(225)	1	71
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		408	3,099	65
Costs of hedges that will subsequently be transferred to the balance sheet				0
Total comprehensive income	[1]	(1,902)	10,709	(19,857)
Dividends	[1],[3]	(4,365)	(4,316)	(6,367)
Repurchase of ordinary share capital	[1]	(10,493)	(3,151)	(776)
Share-based payments, net of tax	[1]	194	(138)	(638)
Share of equity-accounted entities’ changes in equity, net of tax	[1]	0	556	1,341
Issue of perpetual hybrid bonds	[1]	(4)	(26)	(48)
Tax on issue of perpetual hybrid bonds	[1]	0	0	3
Transactions involving non-controlling interests, net of tax	[1]	(513)	881	(64)
Equity outstanding, end of period	[1]	34,732	51,815	47,300
Equity attributable to owners of parent [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	75,463	71,250	98,412
Profit (loss) for the year	[1]	(2,487)	7,565	(20,305)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		6,914	(846)	(2,224)
Cash flow hedges and costs of hedging (including reclassifications)		774	(210)	91
Share of items relating to equity-accounted entities, net of tax		402	44	312
Other		(225)	1	71
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		408	3,099	65
Costs of hedges that will subsequently be transferred to the balance sheet		(4)	1	7
Total comprehensive income	[1]	5,782	9,654	(21,983)
Dividends	[1],[3]	(4,365)	(4,316)	(6,367)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	1	(10)	6
Issued capital, ordinary shares	[1]	820
Repurchase of ordinary share capital	[1]	(10,493)	(3,151)	(776)
Share-based payments, net of tax	[1]	847	632	726
Share of equity-accounted entities’ changes in equity, net of tax	[1]	0	556	1,341
Issue of perpetual hybrid bonds	[1]	(4)	(26)	(48)
Payments on issue of perpetual hybrid bonds	[1]	15	(7)	0
Tax on issue of perpetual hybrid bonds	[1]	0	0	3
Transactions involving non-controlling interests, net of tax	[1]	(513)	881	(64)
Equity outstanding, end of period	[1]	67,553	75,463	71,250
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	13,041	12,076	0
Profit (loss) for the year	[1]	519	507	256
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a				0
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	519	507	256
Issue of perpetual hybrid bonds	[1]	374	950	11,909
Payments on issue of perpetual hybrid bonds	[1]	(544)	(492)	(89)
Equity outstanding, end of period	[1]	13,390	13,041	12,076
Non-controlling interests, other interest [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	1,935	2,242	2,296
Profit (loss) for the year	[1]	611	415	(680)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		(61)	(24)	37
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	550	391	(643)
Dividends	[1],[3]	(294)	(311)	(238)
Transactions involving non-controlling interests, net of tax	[1]	(144)	(387)	827
Equity outstanding, end of period	[1]	$ 2,047	$ 1,935	$ 2,242

[1]	See Note 31 for further information.
[2]	See Note 32 for further information.
[3]	See Note 10 for further information.